Sep. 30, 2024
PACE Mortgage-Backed Securities Fixed Income Investments | Class P2 Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments
Investment objective
Current income.
Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Shares of Class P2 are available for purchase on behalf of clients of a fee-based program or certain other advisory programs in which UBS Asset Management (Americas) LLC the fund's manager and administrator ("UBS AM"), exercises investment discretion and for which clients pay UBS AM a fee, or the clients pay an affiliate of UBS AM a fee and UBS AM receives compensation, to participate in such programs. Shares of Class P2 are also available for purchase on behalf of institutional clients with which UBS AM or its affiliates has signed a separate investment management agreement, pursuant to which such clients pay an advisory fee, and by other registered investment companies managed by UBS AM that pay a management fee at the investing/acquiring fund level.

Shareholder fees (fees paid directly from your investment)
Class P2
Maximum front-end sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class P2
Management fees	0.45%
Distribution and/or service (12b-1) fees	None
Other expenses (includes administration fee of 0.10%)[1]	1.66
Total annual fund operating expenses	2.11
Management fee waiver/expense reimbursements[2]	0.32
Total annual fund operating expenses after fee waiver and/or expense reimbursements[2]	1.79

[1]  "Other expenses" are based on estimated amounts for the current fiscal year. "Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.

[2]  The fund and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated through November 30, 2025 with respect to Class P2 to waive (i) its management fees in an amount equal to the portion of the management fees UBS AM retains after payment by UBS AM of any subadvisory fees, and (ii) its administrative services fees in an amount equal to the portion of the administrative services fees UBS AM retains after payment by UBS AM of any sub-administration fees and charges paid to third parties. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$182	$630	$1,105	$2,416
* Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
Portfolio turnover

The fund pays transaction costs, such as commissions or dealer spreads, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 977% of the average value of its portfolio.

Principal strategies

Principal investments

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in a diversified portfolio of mortgage-related fixed income instruments, including mortgage-backed securities (including mortgage pass-through securities and collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, "to be announced" (or "TBA") securities and mortgage dollar rolls). The mortgage-backed securities in which the fund may invest include those issued or guaranteed by US government agencies or instrumentalities or private entities.

The fund also may invest in other types of investment grade fixed income instruments (or unrated bonds of equivalent quality).

TBA securities are mortgage-backed securities that usually are traded on a forward commitment basis with an approximate principal amount and no defined maturity date, issued or guaranteed by US government agencies and instrumentalities. The fund also may engage in TBA and Treasury "roll" transactions. A TBA roll transaction is a strategy whereby the fund decides to sell one TBA security and buy another TBA security due at a later date (Treasury roll transactions differ in that the underlying securities are US Treasury securities). The fund also may invest in when-issued or delayed delivery bonds to increase its return, giving rise to a form of leverage.

The fund invests in bonds of varying maturities, but normally limits its portfolio duration to within +/- 50% of the effective duration of the Bloomberg US Mortgage-Backed Securities Index, the fund's strategy benchmark index and which is generally representative of the market sectors or types of investments in which the fund invests, which as of July 31, 2024 was approximately 5.87 years and may change over time. Duration is a measure of the fund's exposure to interest rate risk—a longer duration means that changes in market interest rates are likely to have a larger effect on the value of the fund's portfolio.

The fund may engage in "short-selling" with respect to securities issued by the US Treasury and certain TBA securities coupon trades. For example, the fund may take a short position in TBA securities as a means of profiting if the underlying mortgages decline in value. The fund also may hold or purchase TBA securities with one coupon and take a short position in TBA securities with another coupon. Although the price movements of the short and long positions of the transaction are, in general, correlated due to the two securities having comparable credit quality and liquidity level, there may be variances between the price movements of different coupon instruments, potentially permitting the fund to add to its return.

The fund engages in frequent trading from time to time and consequently, the fund's investment strategies can result in high portfolio turnover.

Management process

The fund employs a "manager of managers" structure. UBS AM, the fund's manager and primary provider of investment advisory services, has the ultimate authority, subject to oversight by the fund's board, to oversee the fund's subadvisor(s) and recommend their hiring, termination and replacement, and to allocate assets among the fund's subadvisor(s).

UBS AM's investment process begins with subadvisor selection. UBS AM's portfolio management team constructs a list of potential subadvisors based on information primarily from internal sources and the team's collective knowledge of the industry, but also supplemented by external sources. The team then focuses its research on that list to identify a small number of the most attractive candidates. This research includes analyzing the portfolio holdings and/or positioning of a subadvisor's investment strategy to understand whether the allocation of risk and the drivers of alpha are consistent with the subadvisor's investment philosophy and stated strengths. The most attractive sub-set of those subadvisors is then selected for in-depth, on-site due diligence meetings with representatives from the investment, operations and compliance groups within UBS AM. The due diligence information is then synthesized to select the most attractive candidate(s) for the fund, subject to the board's approval.

In managing the fund and overseeing the fund's subadvisor(s), UBS AM views its research process as an ongoing one, as the team continually seeks to confirm a subadvisor's investment thesis over the appropriate investment horizon. In general, UBS AM leverages its research and market knowledge to construct funds with exposure to various subadvisors that are expected, in combination, to produce the desired overall fund characteristics. UBS AM's ongoing monitoring and risk management process incorporates daily, weekly, monthly, quarterly and annual responsibilities designed to monitor the drivers of fund risk and performance at the subadvisor level and at the overall fund level. Through this process, UBS AM may adjust a fund's positioning by altering its allocation weights across subadvisors within the fund and/or by changing the specific subadvisors within the fund.

The subadvisor utilizes a strategy that involves buying or selling specific bonds based on an analysis of their values relative to other similar bonds.

Performance

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table for Class P shares of the fund, which is not offered in this prospectus. There is no performance information quoted for Class P2 shares of the fund as Class P2 shares have not completed a full calendar year of operations as of the date of this prospectus. Although Class P2 shares are invested in the same portfolio of securities as Class P shares, returns for Class P2 shares will differ from Class P shares to the extent that Class P2 shares are subject to different expenses. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg US Aggregate Bond Index, which represents a broad measure of market performance, as well as an additional index over time. Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Bloomberg US Aggregate Bond Index as a replacement for the Bloomberg US Mortgage-Backed Securities Index. The table also includes the average annual returns of the Bloomberg US Mortgage-Backed Securities Index, which is generally representative of the market sectors or types of investments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Pacific Investment Management Company LLC ("PIMCO") assumed day-to-day management of the fund's assets in June 1995. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

PACE Mortgage-Backed Securities Fixed Income Investments Annual Total Returns of Class P Shares

Total return January 1 - September 30, 2024: 4.60% Best quarter during calendar years shown—4Q 2023: 7.42% Worst quarter during calendar years shown—3Q 2022: (5.88)%
Average annual total returns (for the periods ended December 31, 2023)
Class (inception date)	1 year	5 years	10 years
Class P (8/24/95) Return before taxes	5.12%	0.37%	1.37%
Return after taxes on distributions	2.96	(1.11)	0.05
Return after taxes on distributions and sale of fund shares	2.98	(0.32)	0.49
Bloomberg US Aggregate Bond Index (Index reflects no deduction for fees, expenses or taxes.)	5.53	1.10	1.81
Bloomberg US Mortgage-Backed Securities Index (Index reflects no deduction for fees, expenses or taxes.)	5.05	0.25	1.38

*  Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.